Schedule III-Supplementary Insurance Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule III-Supplementary Insurance Information
Deferred acquisition costs	$ 214	$ 229	$ 160
Future policy benefits and expenses	136,447	125,894	114,393
Unearned premiums	3,256	3,855	5,539
Claims and benefits payable	116,068	128,430	124,115
Premium revenue and other considerations	30,077	35,543	38,641
Net investment income	7,561	8,249	7,891
Benefits claims, losses and settlement expenses	19,617	32,214	20,445
Amortization of deferred policy acquisition costs	477	328	435
Other operating expenses	$ 11,977	$ 10,618	$ 14,147